Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	8 Months Ended		12 Months Ended	60 Months Ended	73 Months Ended		76 Months Ended		95 Months Ended		101 Months Ended		119 Months Ended		120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 14, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 13, 2019	Dec. 31, 2018	Nov. 30, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	May 15, 2017	Mar. 31, 2017	Dec. 31, 2016	Oct. 19, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	May 01, 2015	Mar. 31, 2015
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class
Account Value [Line Items]
Line Graph and Table Measure Name			Active INvestment Series (GAINS) - Core Plus Fund
Account Value	$ 10,445	$ 10,445	$ 10,445	$ 10,445	$ 10,445	$ 10,445	$ 10,445	$ 10,445	$ 10,445	$ 10,445	$ 10,445	$ 10,445	$ 10,445	$ 10,445	$ 10,445	$ 10,445	$ 10,434	$ 10,261	$ 10,200	$ 10,161	$ 10,080	$ 10,092	$ 10,025	$ 10,000
Average Annual Return, Percent	3.50%	4.45%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class
Account Value [Line Items]
Line Graph and Table Measure Name			Active INvestment Series (GAINS) - Limited Duration Fund
Account Value	$ 10,250	$ 10,250	$ 10,250	10,250	10,250	10,250	10,250	10,250	10,250	10,250	10,250	10,250	10,250	10,250	10,250	$ 10,250	10,254	10,202	10,141	10,118	10,048	10,090	10,030	10,000
Average Annual Return, Percent	1.58%	2.50%
Guggenheim Core Bond Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																Core Bond Fund (Class A)‡
Account Value	$ 11,942	$ 11,942	11,942	$ 11,942	$ 11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	$ 11,942			11,615			11,909			$ 11,334	$ 11,296	$ 11,329	$ 10,633	$ 10,973	$ 11,026	$ 10,615	$ 10,480	$ 10,945	$ 11,776	$ 12,654	$ 12,673	$ 12,670	$ 12,290	$ 12,757	$ 12,413	$ 12,107	$ 11,481	$ 11,136	$ 11,215	$ 11,038	$ 10,812		$ 10,676		$ 10,608	$ 10,606	$ 10,554	$ 10,588	$ 10,455	$ 10,342		$ 10,135	$ 9,959		$ 10,113	$ 9,904	$ 9,615	$ 9,483	$ 9,496	$ 9,479		$ 9,523
Average Annual Return, Percent	(3.71%)			1.51%	(0.03%)											1.79%
Guggenheim Core Bond Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	0.28%			5.72%	0.79%											2.29%
Guggenheim Core Bond Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																Core Bond Fund (Class C)
Account Value	$ 11,662	11,662	11,662	$ 11,662	$ 11,662	11,662	11,662	11,662	11,662	11,662	11,662	11,662	11,662	$ 11,662	11,662	$ 11,662			11,354			11,672			11,121	11,111	11,157	10,488	10,844	10,918	10,529	10,416	10,902	11,748	12,651	12,688	12,715	12,349	12,844	12,520	12,233	11,624	11,294	11,396	11,237	11,027		10,913		10,858	10,882	10,842	10,898	10,781	10,683		10,487	10,328		10,509	10,305	10,023	9,902	9,935	9,936		10,000
Average Annual Return, Percent	(1.07%)			3.96%	0.06%											1.55%
Guggenheim Core Bond Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(0.09%)			4.96%	0.06%											1.55%
Guggenheim Core Bond Fund | Class P
Account Value [Line Items]
Line Graph and Table Measure Name														Core Bond Fund (Class P)
Account Value	$ 12,559	12,559	12,559	$ 12,559	$ 12,559	12,559	12,559	12,559	12,559	12,559	12,559	12,559	12,559	$ 12,559	$ 12,559	$ 12,559			12,215			12,524			11,920	11,880	11,915	11,183	11,540	11,596	11,158	11,018	11,507	12,386	13,309	13,322	13,325	12,921	13,418	13,056	12,728	12,076	11,714	11,797	11,611	11,375		11,232		11,154	11,158	11,103	11,140	10,994	10,876		10,659	10,478		10,640	10,414	10,111	9,974	9,989	9,961	$ 10,000
Average Annual Return, Percent	0.28%			5.71%	0.79%										2.32%
Guggenheim Core Bond Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																Core Bond Fund (Institutional Class)
Account Value	$ 2,582,671	2,582,671	2,582,671	$ 2,582,671	$ 2,582,671	2,582,671	2,582,671	2,582,671	2,582,671	2,582,671	2,582,671	2,582,671	2,582,671	2,582,671	$ 2,582,671	$ 2,582,671			2,510,000			2,571,699			2,444,220	2,435,784	2,439,609	2,287,854	2,359,341	2,369,036	2,279,014	2,247,442	2,347,063	2,523,556	2,710,037	2,710,708	2,709,405	2,624,948	2,722,890	2,648,626	2,580,137	2,445,974	2,369,499	2,384,595	2,346,395	2,296,833		2,266,359		2,248,914	2,248,102	2,235,382	2,239,955	2,210,290	2,185,057		2,139,476	2,101,329		2,132,108	2,085,424	2,024,463	1,994,444	1,995,846	1,992,110		2,000,000
Average Annual Return, Percent	0.43%			6.03%	1.09%											2.59%
Guggenheim Floating Rate Strategies Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																Floating Rate Strategies Fund (Class A)‡
Account Value	$ 14,208	14,208	14,208	$ 14,208	$ 14,208	14,208	14,208	14,208	14,208	14,208	14,208	14,208	14,208	14,208	14,208	$ 14,208			14,175			13,903			13,654	13,527	13,258	12,944	12,531	12,165	11,764	11,407	11,260	11,824	11,885	11,818	11,696	11,518	11,336	10,959	10,436	9,650	11,178	11,015	10,913	10,772		10,459		10,798	10,612	10,590	10,492	10,402	10,304		10,232	10,151		9,999	9,747	9,559	9,448	9,571	9,616		9,525
Average Annual Return, Percent	(0.88%)			1.88%	7.39%											3.57%
Guggenheim Floating Rate Strategies Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	2.19%			5.03%	8.04%											4.08%
Guggenheim Floating Rate Strategies Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																Floating Rate Strategies Fund (Class C)
Account Value	$ 13,843	13,843	13,843	$ 13,843	$ 13,843	13,843	13,843	13,843	13,843	13,843	13,843	13,843	13,843	$ 13,843	13,843	$ 13,843			13,837			13,597			13,378	13,278	13,038	12,753	12,374	12,030	11,655	11,328	11,198	11,781	11,863	11,819	11,719	11,562	11,399	11,042	10,534	9,758	11,325	11,181	11,099	10,976		10,676		11,042	10,873	10,871	10,790	10,717	10,635		10,581	10,517		10,379	10,137	9,956	9,862	10,010	10,076		10,000
Average Annual Return, Percent	0.83%			3.29%	7.25%											3.31%
Guggenheim Floating Rate Strategies Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	1.81%			4.26%	7.25%											3.31%
Guggenheim Floating Rate Strategies Fund | Class P
Account Value [Line Items]
Line Graph and Table Measure Name														Floating Rate Strategies Fund (Class P)
Account Value	$ 14,804	14,804	14,804	$ 14,804	$ 14,804	14,804	14,804	14,804	14,804	14,804	14,804	14,804	14,804	$ 14,804	$ 14,804	$ 14,804			14,770			14,487			14,228	14,095	13,815	13,488	13,063	12,677	12,259	11,888	11,734	12,321	12,385	12,315	12,189	12,003	11,814	11,421	10,876	10,057	11,649	11,478	11,373	11,226		10,900		11,252	11,059	11,037	10,935	10,841	10,738		10,663	10,579		10,420	10,158	9,963	9,847	9,976	10,023	10,000
Average Annual Return, Percent	2.19%			5.03%	8.04%										4.04%
Guggenheim Floating Rate Strategies Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																Floating Rate Strategies Fund (Institutional Class)
Account Value	$ 3,053,983	3,053,983	3,053,983	$ 3,053,983	$ 3,053,983	3,053,983	$ 3,053,983	3,053,983	3,053,983	3,053,983	3,053,983	3,053,983	3,053,983	3,053,983	$ 3,053,983	$ 3,053,983			3,045,207			2,985,085			2,929,851	2,900,778	2,841,542	2,772,712	2,683,798	2,602,840	2,515,605	2,438,995	2,404,951	2,524,759	2,536,388	2,519,555	2,492,148	2,452,869	2,412,777	2,331,256	2,218,732	2,050,390	2,373,482	2,337,359	2,314,524	2,283,200		2,215,692		2,286,770	2,245,345	2,239,379	2,217,402	2,197,059	2,174,960		2,158,472	2,140,050		2,106,792	2,052,572	2,011,901	1,987,420	2,011,977	2,020,222		2,000,000
Average Annual Return, Percent	2.31%			5.28%	8.29%											4.32%
Guggenheim Floating Rate Strategies Fund | Class R6
Account Value [Line Items]
Line Graph and Table Measure Name							Floating Rate Strategies Fund (Class R6)
Account Value	$ 13,373	13,373	13,373	$ 13,373	$ 13,373	$ 13,373	$ 13,373	13,373	13,373	13,373	13,373	13,373	13,373	13,373	13,373	$ 13,373			13,335			13,072			12,831	12,704	12,443	12,141	11,752	11,397	11,006	10,662	10,518	11,038	11,094	11,020	10,900	10,725	10,554	10,198	9,702	8,966	10,378	10,220	10,120		$ 10,000
Average Annual Return, Percent	2.30%			5.27%	8.33%	4.92%
Guggenheim High Yield Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																High Yield Fund (Class A)‡
Account Value	$ 14,854	14,854	14,854	$ 14,854	$ 14,854	$ 14,854	14,854	14,854	14,854	14,854	14,854	14,854	14,854	14,854	14,854	$ 14,854			14,789			14,756			14,101	13,947	13,705	12,935	12,788	12,624	12,245	11,801	11,864	12,961	13,493	13,427	13,251	12,884	12,840	12,093	11,537	10,522	12,230	11,993	11,845	11,493		10,942		11,423	11,216	11,169	11,306	11,199	11,009		10,799	10,578		10,264	9,726	9,223	9,083	9,271	9,637		9,525
Average Annual Return, Percent	(3.36%)			2.25%	6.26%											4.04%
Guggenheim High Yield Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	0.66%			6.50%	7.14%											4.54%
Guggenheim High Yield Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																High Yield Fund (Class C)
Account Value	$ 14,444	14,444	14,444	$ 14,444	$ 14,444	14,444	14,444	14,444	14,444	14,444	14,444	14,444	14,444	$ 14,444	14,444	$ 14,444			14,406			14,400			13,789	13,663	13,463	12,721	12,613	12,463	12,112	11,698	11,781	12,897	13,462	13,409	13,273	12,926	12,905	12,185	11,641	10,645	12,392	12,175	12,047	11,711		11,175		11,693	11,492	11,474	11,634	11,546	11,371		11,165	10,958		10,653	10,111	9,608	9,480	9,702	10,100		10,000
Average Annual Return, Percent	(0.67%)			4.72%	6.29%											3.75%
Guggenheim High Yield Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	0.31%			5.71%	6.29%											3.75%
Guggenheim High Yield Fund | Class P
Account Value [Line Items]
Line Graph and Table Measure Name														High Yield Fund (Class P)
Account Value	$ 15,345	15,345	15,345	$ 15,345	$ 15,345	15,345	15,345	15,345	15,345	15,345	15,345	15,345	15,345	$ 15,345	$ 15,345	$ 15,345			15,278			15,244			14,567	14,407	14,168	13,372	13,220	13,038	12,646	12,188	12,266	13,384	13,952	13,871	13,705	13,322	13,277	12,520	11,935	10,899	12,666	12,421	12,256	11,891		11,332		11,832	11,618	11,571	11,714	11,606	11,410		11,188	10,943		10,624	10,058	9,538	9,393	9,594	9,964	10,000
Average Annual Return, Percent	0.66%			6.51%	7.08%										4.41%
Guggenheim High Yield Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																High Yield Fund (Institutional Class)
Account Value	$ 3,200,415	3,200,415	3,200,415	$ 3,200,415	$ 3,200,415	3,200,415	3,200,415	3,200,415	3,200,415	$ 3,200,415	3,200,415	3,200,415	3,200,415	3,200,415	$ 3,200,415	$ 3,200,415			3,180,676			3,173,933			3,029,763	2,998,283	2,943,041	2,774,340	2,743,807	2,704,910	2,622,749	2,527,185	2,536,783	2,770,997	2,884,389	2,865,448	2,828,005	2,748,492	2,736,044	2,578,302	2,457,486	2,242,726	2,601,065	2,549,219	2,516,954	2,439,925		2,321,975		2,424,304	2,377,879	2,367,938	2,394,309	2,370,531	2,328,939		2,282,123	2,232,021		2,163,603	2,048,455	1,940,792	1,911,008	1,949,984	2,025,519		2,000,000
Average Annual Return, Percent	0.83%			6.74%	7.37%											4.81%
Guggenheim High Yield Fund | Class R6
Account Value [Line Items]
Line Graph and Table Measure Name										High Yield Fund (Class R6)
Account Value	$ 13,919	13,919	13,919	$ 13,919	$ 13,919	13,919	13,919	13,919	13,919	$ 13,919	$ 13,919	13,919	13,919	13,919	13,919	$ 13,919			13,849			13,810			13,189	13,034	12,815	12,069	11,935	11,759	11,396	10,972	11,024	12,038	12,529	12,456	12,283	11,926	11,875	11,186	10,663	9,717	11,284	11,055	10,898	10,562		10,056		10,489	10,290	10,238	10,355	10,249	10,067	$ 10,000
Average Annual Return, Percent	0.78%			6.78%	7.45%						4.29%
Guggenheim Limited Duration Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																Limited Duration Fund (Class A)‡
Account Value	$ 12,697	12,697	12,697	$ 12,697	$ 12,697	12,697	12,697	12,697	12,697	12,697	$ 12,697	12,697	12,697	12,697	12,697	$ 12,697			12,502			12,469			12,115	11,959	11,826	11,453	11,351	11,303	11,052	10,876	11,029	11,299	11,576	11,622	11,604	11,515	11,573	11,464	11,282	10,825	10,874	10,866	10,799	10,707		10,649		10,625	10,558	10,522	10,490	10,448	10,384		10,299	10,197		10,149	9,973	9,819	9,823	9,838	9,836		9,776
Average Annual Return, Percent	(0.48%)			3.80%	2.77%											2.42%
Guggenheim Limited Duration Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	1.83%			6.17%	3.24%											2.65%
Guggenheim Limited Duration Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																Limited Duration Fund (Class C)
Account Value	$ 12,053	12,053	12,053	$ 12,053	$ 12,053	12,053	12,053	12,053	12,053	12,053	12,053	12,053	12,053	$ 12,053	12,053	$ 12,053			11,889			11,880			11,569	11,437	11,330	10,993	10,915	10,889	10,668	10,522	10,691	10,973	11,258	11,329	11,328	11,263	11,344	11,254	11,096	10,670	10,734	10,746	10,700	10,629		10,591		10,587	10,540	10,528	10,513	10,488	10,444		10,378	10,298		10,264	10,106	9,968	9,990	10,024	10,042		10,000
Average Annual Return, Percent	0.46%			4.39%	2.47%											1.88%
Guggenheim Limited Duration Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	1.45%			5.39%	2.47%											1.88%
Guggenheim Limited Duration Fund | Class P
Account Value [Line Items]
Line Graph and Table Measure Name														Limited Duration Fund (Class P)
Account Value	$ 12,942	12,942	12,942	$ 12,942	$ 12,942	12,942	12,942	12,942	12,942	12,942	12,942	12,942	12,942	$ 12,942	$ 12,942	$ 12,942			12,743			12,715			12,354	12,195	12,059	11,679	11,575	11,525	11,270	11,090	11,247	11,521	11,804	11,851	11,832	11,742	11,801	11,689	11,504	11,038	11,088	11,079	11,011	10,918		10,859		10,834	10,762	10,730	10,697	10,653	10,589		10,502	10,399		10,350	10,171	10,013	10,018	10,032	10,031	10,000
Average Annual Return, Percent	1.79%			6.13%	3.24%										2.63%
Guggenheim Limited Duration Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																Limited Duration Fund (Institutional Class)
Account Value	$ 2,663,943	2,663,943	2,663,943	$ 2,663,943	$ 2,663,943	2,663,943	$ 2,663,943	2,663,943	2,663,943	2,663,943	2,663,943	2,663,943	2,663,943	2,663,943	$ 2,663,943	$ 2,663,943			2,621,261			2,613,866			2,538,058	2,503,820	2,473,317	2,393,870	2,371,107	2,359,461	2,305,758	2,268,460	2,299,066	2,353,758	2,409,981	2,418,103	2,412,815	2,391,909	2,403,433	2,378,281	2,338,975	2,243,723	2,252,647	2,248,505	2,233,300	2,212,996		2,199,786		2,193,299	2,178,298	2,170,383	2,162,405	2,151,387	2,136,996		2,118,049	2,096,504		2,084,430	2,047,046	2,014,114	2,013,781	2,015,365	2,013,656		2,000,000
Average Annual Return, Percent	1.92%			6.40%	3.49%											2.91%
Guggenheim Limited Duration Fund | Class R6
Account Value [Line Items]
Line Graph and Table Measure Name							Limited Duration Fund (Class R6)
Account Value	$ 12,077	12,077	12,077	$ 12,077	$ 12,077	$ 12,077	$ 12,077	12,077	12,077	12,077	12,077	12,077	12,077	12,077	12,077	$ 12,077			11,882			11,847			11,502	11,345	11,206	10,844	10,740	10,686	10,443	10,269	10,412	10,656	10,911	10,947	10,923	10,833	10,885	10,771	10,593	10,157	10,197	10,183	10,113		10,000
Average Annual Return, Percent	1.94%			6.45%	3.52%	3.17%
Guggenheim Macro Opportunities Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																Macro Opportunities Fund (Class A)‡
Account Value	$ 13,382	13,382	13,382	$ 13,382	$ 13,382	$ 13,382	13,382	13,382	13,382	13,382	13,382	13,382	13,382	13,382	13,382	$ 13,382			13,196			13,141			12,673	12,492	12,285	11,742	11,645	11,577	11,253	10,964	11,139	11,926	12,330	12,287	12,268	12,100	12,078	11,432	10,782	10,212	10,872	10,848	10,806	10,734		10,676		10,804	10,704	10,689	10,659	10,549	10,444		10,352	10,157		9,920	9,545	9,237	9,217	9,397	9,485		9,524
Average Annual Return, Percent	(2.25%)			2.85%	4.70%											2.96%
Guggenheim Macro Opportunities Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	1.84%			7.12%	5.55%											3.46%
Guggenheim Macro Opportunities Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																Macro Opportunities Fund (Class C)
Account Value	$ 13,051	13,051	13,051	$ 13,051	$ 13,051	13,051	13,051	13,051	13,051	13,051	13,051	13,051	13,051	$ 13,051	13,051	$ 13,051			12,894			12,858			12,421	12,266	12,088	11,570	11,496	11,450	11,150	10,889	11,084	11,885	12,310	12,291	12,295	12,149	12,152	11,520	10,889	10,333	11,017	11,013	10,991	10,942		10,899		11,054	10,973	10,974	10,967	10,870	10,781		10,710	10,528		10,299	9,929	9,626	9,621	9,828	9,940		10,000
Average Annual Return, Percent	0.51%			5.40%	4.78%											2.70%
Guggenheim Macro Opportunities Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	1.51%			6.40%	4.78%											2.70%
Guggenheim Macro Opportunities Fund | Class P
Account Value [Line Items]
Line Graph and Table Measure Name														Macro Opportunities Fund (Class P)
Account Value	$ 14,112	14,112	14,112	$ 14,112	$ 14,112	14,112	14,112	14,112	14,112	14,112	14,112	14,112	14,112	$ 14,112	$ 14,112	$ 14,112			13,916			13,861			13,371	13,184	12,967	12,394	12,292	12,220	11,873	11,573	11,758	12,588	13,014	12,970	12,950	12,772	12,750	12,068	11,383	10,782	11,478	11,448	11,408	11,331		11,271		11,406	11,300	11,285	11,253	11,137	11,026		10,929	10,724		10,473	10,070	9,741	9,717	9,905	9,997	10,000
Average Annual Return, Percent	1.81%			7.03%	5.53%										3.53%
Guggenheim Macro Opportunities Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																Macro Opportunities Fund (Institutional Class)
Account Value	$ 2,919,154	2,919,154	2,919,154	$ 2,919,154	$ 2,919,154	2,919,154	$ 2,919,154	2,919,154	2,919,154	2,919,154	2,919,154	2,919,154	2,919,154	2,919,154	$ 2,919,154	$ 2,919,154			2,876,117			2,861,684			2,756,804	2,715,585	2,669,371	2,547,784	2,524,362	2,506,943	2,434,547	2,370,697	2,405,937	2,572,937	2,657,278	2,645,455	2,638,609	2,599,821	2,592,585	2,451,616	2,310,242	2,186,242	2,324,022	2,316,385	2,305,135	2,288,266		2,273,017		2,298,604	2,275,018	2,269,622	2,260,958	2,235,383	2,211,043		2,189,799	2,147,123		2,094,341	2,013,193	1,946,250	1,940,284	1,976,409	1,993,315		2,000,000
Average Annual Return, Percent	2.01%			7.50%	5.95%											3.85%
Guggenheim Macro Opportunities Fund | Class R6
Account Value [Line Items]
Line Graph and Table Measure Name							Macro Opportunities Fund (Class R6)
Account Value	$ 12,769	12,769	12,769	$ 12,769	$ 12,769	$ 12,769	$ 12,769	12,769	12,769	12,769	12,769	12,769	12,769	12,769	12,769	$ 12,769			12,580			12,512			12,058	11,878	11,676	11,144	11,037	10,965	10,644	10,365	10,519	11,249	11,618	11,567	11,537	11,368	11,335	10,719	10,099	9,556	10,163	10,130	10,080		10,000
Average Annual Return, Percent	2.05%			7.50%	5.97%	4.12%
Guggenheim Municipal Income Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																Municipal Income Fund (Class A)‡
Account Value	$ 10,808	10,808	10,808	$ 10,808	$ 10,808	$ 10,808	10,808	10,808	10,808	10,808	10,808	10,808	10,808	10,808	10,808	$ 10,808			10,845			10,942			10,623	10,591	10,555	9,849	10,334	10,398	10,146	9,686	10,193	10,638	11,710	11,624	11,697	11,510	11,502	11,212	11,069	10,863	10,935	10,902	10,739	10,512		10,236		10,083	10,111	10,034	10,152	10,038	9,911		9,708	9,600		9,944	9,975	9,762	9,655	9,484	9,358		9,528
Average Annual Return, Percent	(5.15%)			(2.00%)	(0.91%)											0.78%
Guggenheim Municipal Income Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(1.22%)			2.05%	(0.10%)											1.27%
Guggenheim Municipal Income Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																Municipal Income Fund (Class C)
Account Value	$ 10,516	10,516	10,516	$ 10,516	$ 10,516	10,516	10,516	10,516	10,516	10,516	10,516	10,516	10,516	$ 10,516	10,516	$ 10,516			10,573			10,696			10,394	10,383	10,367	9,690	10,188	10,270	10,040	9,612	10,126	10,587	11,676	11,613	11,699	11,542	11,555	11,285	11,161	10,974	11,067	11,055	10,909	10,698		10,437		10,300	10,347	10,288	10,428	10,331	10,219		10,028	9,935		10,319	10,362	10,161	10,075	9,916	9,802		10,000
Average Annual Return, Percent	(2.65%)			0.30%	(0.85%)											0.50%
Guggenheim Municipal Income Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(1.68%)			1.29%	(0.85%)											0.50%
Guggenheim Municipal Income Fund | Class P
Account Value [Line Items]
Line Graph and Table Measure Name														Municipal Income Fund (Class P)
Account Value	$ 11,388	11,388	11,388	$ 11,388	$ 11,388	11,388	11,388	11,388	11,388	11,388	11,388	11,388	11,388	$ 11,388	$ 11,388	$ 11,388			11,427			11,538			11,192	11,168	11,131	10,376	10,888	10,955	10,690	10,214	10,740	11,208	12,339	12,249	12,325	12,137	12,120	11,815	11,663	11,446	11,531	11,505	11,324	11,085		10,794		10,633	10,662	10,582	10,706	10,586	10,452		10,232	10,129		10,492	10,522	10,290	10,186	10,006	9,872	10,000
Average Annual Return, Percent	(1.30%)			1.97%	(0.10%)										1.32%
Guggenheim Municipal Income Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																Municipal Income Fund (Institutional Class)
Account Value	$ 2,324,701	2,324,701	2,324,701	$ 2,324,701	$ 2,324,701	2,324,701	2,324,701	2,324,701	2,324,701	2,324,701	2,324,701	2,324,701	2,324,701	2,324,701	$ 2,324,701	$ 2,324,701			2,330,971			2,352,108			2,280,117	2,271,924	2,262,823	2,109,969	2,212,725	2,224,843	2,169,716	2,070,063	2,176,929	2,270,388	2,497,676	2,477,855	2,491,714	2,450,385	2,447,176	2,384,087	2,351,981	2,306,817	2,320,750	2,314,026	2,276,159	2,226,659		2,167,021		2,133,150	2,137,754	2,120,276	2,143,878	2,120,145	2,092,013		2,046,187	2,022,227		2,095,112	2,100,072	2,052,520	2,030,424	1,993,238	1,965,388		2,000,000
Average Annual Return, Percent	(1.17%)			2.32%	0.15%											1.52%
Guggenheim Total Return Bond Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																Total Return Bond Fund (Class A)‡
Account Value	$ 12,164	12,164	12,164	$ 12,164	$ 12,164	12,164	12,164	12,164	12,164	12,164	12,164	12,164	12,164	12,164	12,164	$ 12,164			11,832			12,131			11,527	11,485	11,503	10,754	11,071	11,148	10,737	10,590	11,042	11,914	12,751	12,731	12,701	12,325	12,806	12,449	12,121	11,475	11,144	11,219	11,049	10,813		10,674		10,615	10,617	10,570	10,606	10,480	10,373		10,164	9,990		10,142	9,906	9,581	9,444	9,490	9,445		9,526
Average Annual Return, Percent	(3.73%)			1.68%	0.35%											1.98%
Guggenheim Total Return Bond Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	0.27%			5.92%	1.17%											2.47%
Guggenheim Total Return Bond Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																Total Return Bond Fund (Class C)
Account Value	$ 11,851	11,851	11,851	$ 11,851	$ 11,851	11,851	11,851	11,851	11,851	11,851	11,851	11,851	11,851	$ 11,851	11,851	$ 11,851			11,549			11,863			11,293	11,273	11,311	10,595	10,927	11,025	10,638	10,517	10,982	11,871	12,729	12,733	12,727	12,374	12,880	12,545	12,242	11,606	11,292	11,395	11,239	11,019		10,898		10,857	10,880	10,852	10,910	10,800	10,710		10,513	10,356		10,529	10,303	9,984	9,859	9,925	9,896		10,000
Average Annual Return, Percent	(1.08%)			4.13%	0.42%											1.71%
Guggenheim Total Return Bond Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(0.10%)			5.13%	0.42%											1.71%
Guggenheim Total Return Bond Fund | Class P
Account Value [Line Items]
Line Graph and Table Measure Name														Total Return Bond Fund (Class P)
Account Value	$ 12,805	12,805	12,805	$ 12,805	$ 12,805	12,805	12,805	12,805	12,805	12,805	12,805	12,805	12,805	$ 12,805	$ 12,805	$ 12,805			12,450			12,770			12,134	12,089	12,108	11,319	11,653	11,735	11,302	11,151	11,628	12,541	13,423	13,402	13,370	12,974	13,481	13,104	12,759	12,079	11,730	11,814	11,630	11,382		11,236		11,177	11,175	11,126	11,165	11,031	10,919		10,700	10,519		10,675	10,424	10,079	9,933	9,979	9,931	10,000
Average Annual Return, Percent	0.27%			5.92%	1.17%										2.52%
Guggenheim Total Return Bond Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																Total Return Bond Fund (Institutional Class)
Account Value	$ 2,632,223	2,632,223	2,632,223	$ 2,632,223	$ 2,632,223	2,632,223	2,632,223	2,632,223	2,632,223	2,632,223	2,632,223	2,632,223	$ 2,632,223	2,632,223	$ 2,632,223	$ 2,632,223			2,558,704			2,621,290			2,489,007	2,478,232	2,480,340	2,317,277	2,383,840	2,398,800	2,308,769	2,275,372	2,370,757	2,555,855	2,733,486	2,728,093	2,719,688	2,636,462	2,737,439	2,659,121	2,588,175	2,448,588	2,375,415	2,390,665	2,351,833	2,299,976		2,268,998		2,254,616	2,253,457	2,241,922	2,248,069	2,219,360	2,194,669		2,148,839	2,111,156		2,140,558	2,088,731	2,018,309	1,987,859	1,995,652	1,984,568		2,000,000
Average Annual Return, Percent	0.42%			6.21%	1.46%											2.78%
Guggenheim Total Return Bond Fund | Class R6
Account Value [Line Items]
Line Graph and Table Measure Name													Total Return Bond Fund (Class R6)
Account Value	$ 12,344	12,344	12,344	$ 12,344	$ 12,344	12,344	12,344	12,344	$ 12,344	12,344	12,344	$ 12,344	$ 12,344	12,344	12,344	$ 12,344			11,993			12,289			11,663	11,612	11,620	10,856	11,166	11,234	10,812	10,660	11,106	11,972	12,803	12,774	12,734	12,349	12,822	12,455	12,119	11,465	11,127	11,194	11,013	10,774		10,629		10,561	10,552	10,502	10,527	10,397	10,278		10,063	9,882	$ 10,000
Average Annual Return, Percent	0.44%			6.31%	1.49%							2.52%
Guggenheim Ultra Short Duration Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name									Ultra Short Duration Fund (Class A)
Account Value	$ 11,954	11,954	11,954	$ 11,954	$ 11,954	11,954	11,954	$ 11,954	$ 11,954	11,954	11,954	$ 11,954	11,954	11,954	11,954	$ 11,954			11,808			11,671			11,436	11,263	11,059	10,791	10,637	10,481	10,287	10,149	10,138	10,256	10,384	10,408	10,393	10,375	10,368	10,344	10,269	10,086	10,226	10,189	10,126	10,062		9,998	$ 10,000
Average Annual Return, Percent	2.43%			6.14%	3.46%			2.86%
Guggenheim Ultra Short Duration Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																Ultra Short Duration Fund (Institutional Class)
Account Value	$ 2,577,863	2,577,863	$ 2,577,863	$ 2,577,863	$ 2,577,863	2,577,863	2,577,863	$ 2,577,863	2,577,863	2,577,863	2,577,863	2,577,863	2,577,863	2,577,863	2,577,863	$ 2,577,863			2,544,686			2,514,332			2,462,228	2,423,288	2,377,974	2,318,855	2,284,529	2,249,562	2,206,502	2,173,332	2,171,741	2,195,647	2,219,317	2,225,385	2,220,658	2,213,287	2,212,632	2,206,152	2,186,433	2,146,198	2,174,616	2,165,352	2,150,481	2,137,652		2,122,694		2,116,667	2,102,510	2,090,816	2,082,473	2,072,566	2,062,688		2,053,976	2,042,621		2,034,400	2,021,004	2,006,578	2,005,677	2,003,599	2,004,531		2,000,000
Average Annual Return, Percent	2.53%			6.38%	3.73%											2.57%
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,091	$ 10,091	$ 10,091	$ 10,091	$ 10,091	10,091	10,091	10,091	10,091	10,091	10,091	10,091	10,091	10,091	10,091	$ 10,091	10,087	9,870	9,818	9,981	9,877	10,128	9,994	10,000
Average Annual Return, Percent	(0.37%)	0.91%
GuggenheimActiveINvestmentSeriesGAINSLimitedDurationFundSMAClassBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,091	$ 10,091	$ 10,091	10,091	10,091	10,091	10,091	10,091	10,091	10,091	10,091	10,091	10,091	10,091	10,091	$ 10,091	$ 10,087	$ 9,870	9,818	$ 9,981	$ 9,877	10,128	$ 9,994	$ 10,000
Average Annual Return, Percent	(0.37%)	0.91%
GuggenheimCoreBondFundClassABloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	$ 11,564	11,564	$ 11,564	$ 11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	$ 11,564			11,251			11,606			11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,137	11,796	11,436	11,415	11,162	10,829		10,519		10,350	10,348	10,364	10,518	10,477	10,389		10,241	10,158		10,470	10,422	10,196	9,896	9,953	9,832		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimCoreBondFundClassCBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,564	11,564	$ 11,564	$ 11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	$ 11,564	11,564	$ 11,564			11,251			11,606			11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,137	11,796	11,436	11,415	11,162	10,829		10,519		10,350	10,348	10,364	10,518	10,477	10,389		10,241	10,158		10,470	10,422	10,196	9,896	9,953	9,832		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimCoreBondFundClassPBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,643	11,643	11,643	$ 11,643	$ 11,643	11,643	11,643	11,643	11,643	11,643	11,643	11,643	11,643	$ 11,643	$ 11,643	$ 11,643			11,328			11,686			11,109	11,102	11,189	10,474	10,824	10,916	10,602	10,407	10,927	11,465	12,188	12,187	12,180	11,961	12,379	12,297	12,221	11,877	11,515	11,494	11,239	10,903		10,591		10,421	10,419	10,435	10,590	10,549	10,460		10,311	10,228		10,542	10,493	10,266	9,964	10,021	9,899	10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)										1.55%
GuggenheimCoreBondFundInstitutionalClassBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 2,312,783	2,312,783	2,312,783	$ 2,312,783	$ 2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	$ 2,312,783	$ 2,312,783			2,250,202			2,321,274			2,206,617	2,205,178	2,222,417	2,080,581	2,150,053	2,168,361	2,105,981	2,067,260	2,170,406	2,277,290	2,420,950	2,420,668	2,419,415	2,375,942	2,458,867	2,442,530	2,427,497	2,359,185	2,287,177	2,283,061	2,232,403	2,165,707		2,103,795		2,069,941	2,069,545	2,072,827	2,103,556	2,095,423	2,077,793		2,048,193	2,031,600		2,093,905	2,084,353	2,039,210	1,979,201	1,990,547	1,966,348		2,000,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimFloatingRateStrategiesFundClassABloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,564	11,564	$ 11,564	$ 11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	$ 11,564			11,251			11,606			11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,137	11,796	11,436	11,415	11,162	10,829		10,519		10,350	10,348	10,364	10,518	10,477	10,389		10,241	10,158		10,470	10,422	10,196	9,896	9,953	9,832		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimFloatingRateStrategiesFundClassCBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,564	11,564	$ 11,564	$ 11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	$ 11,564	11,564	$ 11,564			11,251			11,606			11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,137	11,796	11,436	11,415	11,162	10,829		10,519		10,350	10,348	10,364	10,518	10,477	10,389		10,241	10,158		10,470	10,422	10,196	9,896	9,953	9,832		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimFloatingRateStrategiesFundClassPBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,643	11,643	11,643	$ 11,643	$ 11,643	11,643	11,643	11,643	11,643	11,643	11,643	11,643	11,643	$ 11,643	$ 11,643	$ 11,643			11,328			11,686			11,109	11,102	11,189	10,474	10,824	10,916	10,602	10,407	10,927	11,465	12,188	12,187	12,180	11,961	12,379	12,297	12,221	11,877	11,515	11,494	11,239	10,903		10,591		10,421	10,419	10,435	10,590	10,549	10,460		10,311	10,228		10,542	10,493	10,266	9,964	10,021	9,899	10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)										1.55%
GuggenheimFloatingRateStrategiesFundInstitutionalClassBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 2,312,783	2,312,783	2,312,783	$ 2,312,783	$ 2,312,783	2,312,783	$ 2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	$ 2,312,783	$ 2,312,783			2,250,202			2,321,274			2,206,617	2,205,178	2,222,417	2,080,581	2,150,053	2,168,361	2,105,981	2,067,260	2,170,406	2,277,290	2,420,950	2,420,668	2,419,415	2,375,942	2,458,867	2,442,530	2,427,497	2,359,185	2,287,177	2,283,061	2,232,403	2,165,707		2,103,795		2,069,941	2,069,545	2,072,827	2,103,556	2,095,423	2,077,793		2,048,193	2,031,600		2,093,905	2,084,353	2,039,210	1,979,201	1,990,547	1,966,348		2,000,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimFloatingRateStrategiesFundClassR6BloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,814	10,814	10,814	$ 10,814	$ 10,814	$ 10,814	$ 10,814	10,814	10,814	10,814	10,814	10,814	10,814	10,814	10,814	$ 10,814			10,521			10,853			10,317	10,311	10,391	9,728	10,053	10,138	9,847	9,666	10,148	10,648	11,319	11,318	11,312	11,109	11,497	11,420	11,350	11,031	10,694	10,675	10,438		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)	1.30%
GuggenheimHighYieldFundClassABloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,564	11,564	$ 11,564	$ 11,564	$ 11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	$ 11,564			11,251			11,606			11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,137	11,796	11,436	11,415	11,162	10,829		10,519		10,350	10,348	10,364	10,518	10,477	10,389		10,241	10,158		10,470	10,422	10,196	9,896	9,953	9,832		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimHighYieldFundClassCBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,564	11,564	$ 11,564	$ 11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	$ 11,564	11,564	$ 11,564			11,251			11,606			11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,137	11,796	11,436	11,415	11,162	10,829		10,519		10,350	10,348	10,364	10,518	10,477	10,389		10,241	10,158		10,470	10,422	10,196	9,896	9,953	9,832		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimHighYieldFundClassPBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,643	11,643	11,643	$ 11,643	$ 11,643	11,643	11,643	11,643	11,643	11,643	11,643	11,643	11,643	$ 11,643	$ 11,643	$ 11,643			11,328			11,686			11,109	11,102	11,189	10,474	10,824	10,916	10,602	10,407	10,927	11,465	12,188	12,187	12,180	11,961	12,379	12,297	12,221	11,877	11,515	11,494	11,239	10,903		10,591		10,421	10,419	10,435	10,590	10,549	10,460		10,311	10,228		10,542	10,493	10,266	9,964	10,021	9,899	10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)										1.55%
GuggenheimHighYieldFundInstitutionalClassBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 2,312,783	2,312,783	2,312,783	$ 2,312,783	$ 2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	$ 2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	$ 2,312,783	$ 2,312,783			2,250,202			2,321,274			2,206,617	2,205,178	2,222,417	2,080,581	2,150,053	2,168,361	2,105,981	2,067,260	2,170,406	2,277,290	2,420,950	2,420,668	2,419,415	2,375,942	2,458,867	2,442,530	2,427,497	2,359,185	2,287,177	2,283,061	2,232,403	2,165,707		2,103,795		2,069,941	2,069,545	2,072,827	2,103,556	2,095,423	2,077,793		2,048,193	2,031,600		2,093,905	2,084,353	2,039,210	1,979,201	1,990,547	1,966,348		2,000,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimHighYieldFundClassR6BloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,208	11,208	11,208	$ 11,208	$ 11,208	11,208	11,208	11,208	11,208	$ 11,208	$ 11,208	11,208	11,208	11,208	11,208	$ 11,208			10,904			11,249			10,693	10,686	10,770	10,082	10,419	10,508	10,206	10,018	10,518	11,036	11,732	11,731	11,724	11,514	11,916	11,836	11,764	11,433	11,084	11,064	10,818	10,495		10,195		10,031	10,029	10,045	10,194	10,154	10,069	10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)						1.46%
GuggenheimLimitedDurationFundClassABloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,564	11,564	$ 11,564	$ 11,564	11,564	11,564	11,564	11,564	11,564	$ 11,564	11,564	11,564	11,564	11,564	$ 11,564			11,251			11,606			11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,137	11,796	11,436	11,415	11,162	10,829		10,519		10,350	10,348	10,364	10,518	10,477	10,389		10,241	10,158		10,470	10,422	10,196	9,896	9,953	9,832		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimLimitedDurationFundClassCBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,564	11,564	$ 11,564	$ 11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	$ 11,564	11,564	$ 11,564			11,251			11,606			11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,137	11,796	11,436	11,415	11,162	10,829		10,519		10,350	10,348	10,364	10,518	10,477	10,389		10,241	10,158		10,470	10,422	10,196	9,896	9,953	9,832		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimLimitedDurationFundClassPBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,643	11,643	11,643	$ 11,643	$ 11,643	11,643	11,643	11,643	11,643	11,643	11,643	11,643	11,643	$ 11,643	$ 11,643	$ 11,643			11,328			11,686			11,109	11,102	11,189	10,474	10,824	10,916	10,602	10,407	10,927	11,465	12,188	12,187	12,180	11,961	12,379	12,297	12,221	11,877	11,515	11,494	11,239	10,903		10,591		10,421	10,419	10,435	10,590	10,549	10,460		10,311	10,228		10,542	10,493	10,266	9,964	10,021	9,899	10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)										1.55%
GuggenheimLimitedDurationFundInstitutionalClassBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 2,312,783	2,312,783	2,312,783	$ 2,312,783	$ 2,312,783	2,312,783	$ 2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	$ 2,312,783	$ 2,312,783			2,250,202			2,321,274			2,206,617	2,205,178	2,222,417	2,080,581	2,150,053	2,168,361	2,105,981	2,067,260	2,170,406	2,277,290	2,420,950	2,420,668	2,419,415	2,375,942	2,458,867	2,442,530	2,427,497	2,359,185	2,287,177	2,283,061	2,232,403	2,165,707		2,103,795		2,069,941	2,069,545	2,072,827	2,103,556	2,095,423	2,077,793		2,048,193	2,031,600		2,093,905	2,084,353	2,039,210	1,979,201	1,990,547	1,966,348		2,000,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimLimitedDurationFundClassR6BloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,814	10,814	10,814	$ 10,814	$ 10,814	$ 10,814	$ 10,814	10,814	10,814	10,814	10,814	10,814	10,814	10,814	10,814	$ 10,814			10,521			10,853			10,317	10,311	10,391	9,728	10,053	10,138	9,847	9,666	10,148	10,648	11,319	11,318	11,312	11,109	11,497	11,420	11,350	11,031	10,694	10,675	10,438		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)	1.30%
GuggenheimMacroOpportunitiesFundClassABloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,564	11,564	$ 11,564	$ 11,564	$ 11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	$ 11,564			11,251			11,606			11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,137	11,796	11,436	11,415	11,162	10,829		10,519		10,350	10,348	10,364	10,518	10,477	10,389		10,241	10,158		10,470	10,422	10,196	9,896	9,953	9,832		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimMacroOpportunitiesFundClassCBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,564	11,564	$ 11,564	$ 11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	$ 11,564	11,564	$ 11,564			11,251			11,606			11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,137	11,796	11,436	11,415	11,162	10,829		10,519		10,350	10,348	10,364	10,518	10,477	10,389		10,241	10,158		10,470	10,422	10,196	9,896	9,953	9,832		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimMacroOpportunitiesFundClassPBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,643	11,643	11,643	$ 11,643	$ 11,643	11,643	11,643	11,643	11,643	11,643	11,643	11,643	11,643	$ 11,643	$ 11,643	$ 11,643			11,328			11,686			11,109	11,102	11,189	10,474	10,824	10,916	10,602	10,407	10,927	11,465	12,188	12,187	12,180	11,961	12,379	12,297	12,221	11,877	11,515	11,494	11,239	10,903		10,591		10,421	10,419	10,435	10,590	10,549	10,460		10,311	10,228		10,542	10,493	10,266	9,964	10,021	9,899	10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)										1.55%
GuggenheimMacroOpportunitiesFundInstitutionalClassBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 2,312,783	2,312,783	2,312,783	$ 2,312,783	$ 2,312,783	2,312,783	$ 2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	$ 2,312,783	$ 2,312,783			2,250,202			2,321,274			2,206,617	2,205,178	2,222,417	2,080,581	2,150,053	2,168,361	2,105,981	2,067,260	2,170,406	2,277,290	2,420,950	2,420,668	2,419,415	2,375,942	2,458,867	2,442,530	2,427,497	2,359,185	2,287,177	2,283,061	2,232,403	2,165,707		2,103,795		2,069,941	2,069,545	2,072,827	2,103,556	2,095,423	2,077,793		2,048,193	2,031,600		2,093,905	2,084,353	2,039,210	1,979,201	1,990,547	1,966,348		2,000,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimMacroOpportunitiesFundClassR6BloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,814	10,814	10,814	$ 10,814	$ 10,814	$ 10,814	$ 10,814	10,814	10,814	10,814	10,814	10,814	10,814	10,814	10,814	$ 10,814			10,521			10,853			10,317	10,311	10,391	9,728	10,053	10,138	9,847	9,666	10,148	10,648	11,319	11,318	11,312	11,109	11,497	11,420	11,350	11,031	10,694	10,675	10,438		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)	1.30%
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,341	12,341	$ 12,341	$ 12,341	$ 12,341	12,341	12,341	12,341	12,341	12,341	12,341	12,341	12,341	12,341	$ 12,341			12,369			12,521			12,190	12,193	12,240	11,344	11,811	11,823	11,504	11,050	11,446	11,793	12,576	12,486	12,519	12,344	12,388	12,166	12,019	11,700	11,774	11,688	11,507	11,266		10,949		10,767	10,784	10,691	10,810	10,730	10,617		10,414	10,252		10,637	10,669	10,398	10,226	10,075	9,911		10,000
Average Annual Return, Percent	(1.44%)			1.22%	1.07%											2.13%
GuggenheimMunicipalIncomeFundClassCBloombergMunicipalBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,341	12,341	$ 12,341	$ 12,341	12,341	12,341	12,341	12,341	12,341	12,341	12,341	12,341	$ 12,341	12,341	$ 12,341			12,369			12,521			12,190	12,193	12,240	11,344	11,811	11,823	11,504	11,050	11,446	11,793	12,576	12,486	12,519	12,344	12,388	12,166	12,019	11,700	11,774	11,688	11,507	11,266		10,949		10,767	10,784	10,691	10,810	10,730	10,617		10,414	10,252		10,637	10,669	10,398	10,226	10,075	9,911		10,000
Average Annual Return, Percent	(1.44%)			1.22%	1.07%											2.13%
GuggenheimMunicipalIncomeFundClassPBloombergMunicipalBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond Index
Account Value	$ 12,420	12,420	12,420	$ 12,420	$ 12,420	12,420	12,420	12,420	12,420	12,420	12,420	12,420	12,420	$ 12,420	$ 12,420	$ 12,420			12,448			12,601			12,268	12,270	12,318	11,417	11,886	11,898	11,577	11,120	11,519	11,868	12,656	12,566	12,599	12,423	12,467	12,244	12,095	11,774	11,849	11,762	11,580	11,338		11,019		10,836	10,852	10,759	10,879	10,798	10,685		10,480	10,317		10,705	10,737	10,464	10,292	10,139	9,974	10,000
Average Annual Return, Percent	(1.44%)			1.22%	1.07%										2.21%
GuggenheimMunicipalIncomeFundInstitutionalClassBloombergMunicipalBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Municipal Bond Index
Account Value	$ 2,468,270	2,468,270	2,468,270	$ 2,468,270	$ 2,468,270	2,468,270	2,468,270	2,468,270	2,468,270	2,468,270	2,468,270	2,468,270	2,468,270	2,468,270	$ 2,468,270	$ 2,468,270			2,473,772			2,504,206			2,438,073	2,438,532	2,447,982	2,268,881	2,362,183	2,364,602	2,300,705	2,210,007	2,289,226	2,358,512	2,515,141	2,497,195	2,503,847	2,468,855	2,477,550	2,433,248	2,403,716	2,339,958	2,354,810	2,337,597	2,301,346	2,253,231		2,189,801		2,153,464	2,156,711	2,138,106	2,162,081	2,145,998	2,123,493		2,082,730	2,050,370		2,127,407	2,133,894	2,079,521	2,045,295	2,014,972	1,982,203		2,000,000
Average Annual Return, Percent	(1.44%)			1.22%	1.07%											2.13%
GuggenheimTotalReturnBondFundClassABloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,564	11,564	$ 11,564	$ 11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	$ 11,564			11,251			11,606			11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,137	11,796	11,436	11,415	11,162	10,829		10,519		10,350	10,348	10,364	10,518	10,477	10,389		10,241	10,158		10,470	10,422	10,196	9,896	9,953	9,832		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimTotalReturnBondFundClassCBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,564	11,564	$ 11,564	$ 11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	$ 11,564	11,564	$ 11,564			11,251			11,606			11,033	11,026	11,112	10,403	10,750	10,842	10,530	10,336	10,852	11,386	12,105	12,103	12,097	11,880	12,294	12,213	12,137	11,796	11,436	11,415	11,162	10,829		10,519		10,350	10,348	10,364	10,518	10,477	10,389		10,241	10,158		10,470	10,422	10,196	9,896	9,953	9,832		10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimTotalReturnBondFundClassPBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,643	11,643	11,643	$ 11,643	$ 11,643	11,643	11,643	11,643	11,643	11,643	11,643	11,643	11,643	$ 11,643	$ 11,643	$ 11,643			11,328			11,686			11,109	11,102	11,189	10,474	10,824	10,916	10,602	10,407	10,927	11,465	12,188	12,187	12,180	11,961	12,379	12,297	12,221	11,877	11,515	11,494	11,239	10,903		10,591		10,421	10,419	10,435	10,590	10,549	10,460		10,311	10,228		10,542	10,493	10,266	9,964	10,021	9,899	10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)										1.55%
GuggenheimTotalReturnBondFundInstitutionalClassBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 2,312,783	2,312,783	2,312,783	$ 2,312,783	$ 2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	$ 2,312,783	2,312,783	$ 2,312,783	$ 2,312,783			2,250,202			2,321,274			2,206,617	2,205,178	2,222,417	2,080,581	2,150,053	2,168,361	2,105,981	2,067,260	2,170,406	2,277,290	2,420,950	2,420,668	2,419,415	2,375,942	2,458,867	2,442,530	2,427,497	2,359,185	2,287,177	2,283,061	2,232,403	2,165,707		2,103,795		2,069,941	2,069,545	2,072,827	2,103,556	2,095,423	2,077,793		2,048,193	2,031,600		2,093,905	2,084,353	2,039,210	1,979,201	1,990,547	1,966,348		2,000,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
GuggenheimTotalReturnBondFundClassR6BloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,089	11,089	11,089	$ 11,089	$ 11,089	11,089	11,089	11,089	$ 11,089	11,089	11,089	$ 11,089	$ 11,089	11,089	11,089	$ 11,089			10,789			11,130			10,580	10,573	10,656	9,975	10,309	10,396	10,097	9,912	10,406	10,919	11,607	11,606	11,600	11,392	11,789	11,711	11,639	11,311	10,966	10,946	10,703	10,384		10,087		9,924	9,923	9,938	10,086	10,047	9,962		9,820	9,741	$ 10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)							1.23%
GuggenheimUltraShortDurationFundClassABloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,195	11,195	11,195	$ 11,195	$ 11,195	11,195	11,195	$ 11,195	$ 11,195	11,195	11,195	$ 11,195	11,195	11,195	11,195	$ 11,195			10,892			11,236			10,681	10,674	10,758	10,071	10,408	10,496	10,194	10,007	10,506	11,024	11,719	11,718	11,712	11,501	11,902	11,823	11,751	11,420	11,071	11,051	10,806	10,483		10,184	10,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)			1.80%
GuggenheimUltraShortDurationFundInstitutionalClassBloombergUSAggregateBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Account Value	$ 2,312,783	2,312,783	2,312,783	$ 2,312,783	$ 2,312,783	2,312,783	2,312,783	$ 2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	2,312,783	$ 2,312,783			2,250,202			2,321,274			2,206,617	2,205,178	2,222,417	2,080,581	2,150,053	2,168,361	2,105,981	2,067,260	2,170,406	2,277,290	2,420,950	2,420,668	2,419,415	2,375,942	2,458,867	2,442,530	2,427,497	2,359,185	2,287,177	2,283,061	2,232,403	2,165,707		2,103,795		2,069,941	2,069,545	2,072,827	2,103,556	2,095,423	2,077,793		2,048,193	2,031,600		2,093,905	2,084,353	2,039,210	1,979,201	1,990,547	1,966,348		2,000,000
Average Annual Return, Percent	(0.37%)			4.88%	(0.40%)											1.46%
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name																S&P UBS Leveraged Loan Index
Account Value	$ 16,260	16,260	16,260	$ 16,260	$ 16,260	16,260	16,260	16,260	16,260	16,260	16,260	16,260	16,260	16,260	16,260	$ 16,260			16,161			15,800			15,478	15,194	14,820	14,409	13,939	13,518	13,110	12,811	12,660	13,236	13,250	13,156	13,009	12,823	12,571	12,130	11,649	10,618	12,231	12,029	11,920	11,734		11,307		11,666	11,445	11,356	11,179	11,050	10,934		10,853	10,724		10,487	10,172	9,889	9,760	9,955	10,079		10,000
Average Annual Return, Percent	2.91%			7.02%	8.90%											4.98%
GuggenheimFloatingRateStrategiesFundClassCSampPUBSLeveragedLoanIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																S&P UBS Leveraged Loan Index
Account Value	$ 16,260	16,260	16,260	$ 16,260	$ 16,260	16,260	16,260	16,260	16,260	16,260	16,260	16,260	16,260	$ 16,260	16,260	$ 16,260			16,161			15,800			15,478	15,194	14,820	14,409	13,939	13,518	13,110	12,811	12,660	13,236	13,250	13,156	13,009	12,823	12,571	12,130	11,649	10,618	12,231	12,029	11,920	11,734		11,307		11,666	11,445	11,356	11,179	11,050	10,934		10,853	10,724		10,487	10,172	9,889	9,760	9,955	10,079		10,000
Average Annual Return, Percent	2.91%			7.02%	8.90%											4.98%
GuggenheimFloatingRateStrategiesFundClassPSampPUBSLeveragedLoanIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name														S&P UBS Leveraged Loan Index
Account Value	$ 16,114	16,114	16,114	$ 16,114	$ 16,114	16,114	16,114	16,114	16,114	16,114	16,114	16,114	16,114	$ 16,114	$ 16,114	$ 16,114			16,016			15,658			15,339	15,058	14,687	14,280	13,814	13,396	12,992	12,696	12,547	13,118	13,131	13,038	12,892	12,709	12,458	12,021	11,545	10,523	12,122	11,922	11,813	11,629		11,206		11,562	11,342	11,254	11,079	10,951	10,836		10,755	10,628		10,394	10,081	9,801	9,672	9,866	9,988	10,000
Average Annual Return, Percent	2.91%			7.02%	8.90%										4.93%
GuggenheimFloatingRateStrategiesFundInstitutionalClassSampPUBSLeveragedLoanIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																S&P UBS Leveraged Loan Index
Account Value	$ 3,252,029	3,252,029	3,252,029	$ 3,252,029	$ 3,252,029	3,252,029	$ 3,252,029	3,252,029	3,252,029	3,252,029	3,252,029	3,252,029	3,252,029	3,252,029	$ 3,252,029	$ 3,252,029			3,232,176			3,159,918			3,095,595	3,038,772	2,963,933	2,881,775	2,787,819	2,703,513	2,621,944	2,562,183	2,532,076	2,647,296	2,649,946	2,631,194	2,601,704	2,564,689	2,514,195	2,425,977	2,329,861	2,123,613	2,446,225	2,405,888	2,383,900	2,346,814		2,261,362		2,333,248	2,289,004	2,271,209	2,235,839	2,209,962	2,186,865		2,170,517	2,144,747		2,097,499	2,034,469	1,977,882	1,951,941	1,991,022	2,015,712		2,000,000
Average Annual Return, Percent	2.91%			7.02%	8.90%											4.98%
GuggenheimFloatingRateStrategiesFundClassR6SampPUBSLeveragedLoanIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name							S&P UBS Leveraged Loan Index
Account Value	$ 13,840	13,840	13,840	$ 13,840	$ 13,840	$ 13,840	$ 13,840	13,840	13,840	13,840	13,840	13,840	13,840	13,840	13,840	$ 13,840			13,755			13,448			13,174	12,932	12,614	12,264	11,864	11,505	11,158	10,904	10,776	11,266	11,277	11,198	11,072	10,915	10,700	10,324	9,915	9,037	10,410	10,239	10,145		10,000
Average Annual Return, Percent	2.91%			7.02%	8.90%	5.52%
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,307	16,307	16,307	$ 16,307	$ 16,307	$ 16,307	16,307	16,307	16,307	16,307	16,307	16,307	16,307	16,307	16,307	$ 16,307			16,145			16,117			15,308	15,142	14,922	13,925	13,861	13,623	13,154	12,627	12,709	14,095	14,811	14,706	14,577	14,188	14,069	13,216	12,635	11,468	13,134	12,800	12,631	12,323		11,489		12,035	11,752	11,633	11,733	11,679	11,452		11,209	10,914		10,726	10,162	9,631	9,318	9,515	10,000		10,000
Average Annual Return, Percent	1.18%			7.69%	7.29%											5.01%
GuggenheimHighYieldFundClassCBloombergUSCorporateHighYieldIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,307	16,307	16,307	$ 16,307	$ 16,307	16,307	16,307	16,307	16,307	16,307	16,307	16,307	16,307	$ 16,307	16,307	$ 16,307			16,145			16,117			15,308	15,142	14,922	13,925	13,861	13,623	13,154	12,627	12,709	14,095	14,811	14,706	14,577	14,188	14,069	13,216	12,635	11,468	13,134	12,800	12,631	12,323		11,489		12,035	11,752	11,633	11,733	11,679	11,452		11,209	10,914		10,726	10,162	9,631	9,318	9,515	10,000		10,000
Average Annual Return, Percent	1.18%			7.69%	7.29%											5.01%
GuggenheimHighYieldFundClassPBloombergUSCorporateHighYieldIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,110	16,110	16,110	$ 16,110	$ 16,110	16,110	16,110	16,110	16,110	16,110	16,110	16,110	16,110	$ 16,110	$ 16,110	$ 16,110			15,950			15,922			15,123	14,959	14,742	13,756	13,693	13,458	12,995	12,474	12,555	13,924	14,632	14,528	14,401	14,016	13,898	13,056	12,482	11,329	12,975	12,645	12,478	12,174		11,350		11,889	11,610	11,492	11,591	11,537	11,314		11,073	10,782		10,596	10,039	9,514	9,205	9,399	9,879	10,000
Average Annual Return, Percent	1.18%			7.69%	7.29%										4.93%
GuggenheimHighYieldFundInstitutionalClassBloombergUSCorporateHighYieldIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Corporate High Yield Index
Account Value	$ 3,261,424	3,261,424	3,261,424	$ 3,261,424	$ 3,261,424	3,261,424	3,261,424	3,261,424	3,261,424	$ 3,261,424	3,261,424	3,261,424	3,261,424	3,261,424	$ 3,261,424	$ 3,261,424			3,229,016			3,223,383			3,061,628	3,028,497	2,984,487	2,784,950	2,772,257	2,724,643	2,630,774	2,525,427	2,541,862	2,818,931	2,962,202	2,941,292	2,915,475	2,837,629	2,813,713	2,643,215	2,527,063	2,293,633	2,626,846	2,559,908	2,526,212	2,464,585		2,297,814		2,406,943	2,350,439	2,326,554	2,346,681	2,335,734	2,290,488		2,241,788	2,182,867		2,145,250	2,032,426	1,926,123	1,863,632	1,902,931	2,000,054		2,000,000
Average Annual Return, Percent	1.18%			7.69%	7.29%											5.01%
GuggenheimHighYieldFundClassR6BloombergUSCorporateHighYieldIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Corporate High Yield Index
Account Value	$ 14,333	14,333	14,333	$ 14,333	$ 14,333	14,333	14,333	14,333	14,333	$ 14,333	$ 14,333	14,333	14,333	14,333	14,333	$ 14,333			14,190			14,166			13,455	13,309	13,116	12,239	12,183	11,974	11,561	11,098	11,171	12,388	13,018	12,926	12,812	12,470	12,365	11,616	11,106	10,080	11,544	11,250	11,102	10,831		10,098		10,578	10,329	10,224	10,313	10,265	10,066	$ 10,000
Average Annual Return, Percent	1.18%			7.69%	7.29%						4.68%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Account Value	$ 11,851	11,851	11,851	$ 11,851	$ 11,851	11,851	11,851	11,851	11,851	11,851	$ 11,851	11,851	11,851	11,851	11,851	$ 11,851			11,661			11,663			11,328	11,222	11,171	10,876	10,797	10,836	10,675	10,580	10,741	10,810	11,087	11,150	11,140	11,134	11,142	11,117	11,100	11,003	10,809	10,748	10,673	10,516		10,390		10,269	10,234	10,205	10,226	10,247	10,212		10,180	10,138		10,177	10,173	10,105	10,007	10,043	10,014		10,000
Average Annual Return, Percent	1.61%			5.61%	1.50%											1.71%
GuggenheimLimitedDurationFundClassCBloombergUSAggregateBond13YearTotalReturnIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Account Value	$ 11,851	11,851	11,851	$ 11,851	$ 11,851	11,851	11,851	11,851	11,851	11,851	11,851	11,851	11,851	$ 11,851	11,851	$ 11,851			11,661			11,663			11,328	11,222	11,171	10,876	10,797	10,836	10,675	10,580	10,741	10,810	11,087	11,150	11,140	11,134	11,142	11,117	11,100	11,003	10,809	10,748	10,673	10,516		10,390		10,269	10,234	10,205	10,226	10,247	10,212		10,180	10,138		10,177	10,173	10,105	10,007	10,043	10,014		10,000
Average Annual Return, Percent	1.61%			5.61%	1.50%											1.71%
GuggenheimLimitedDurationFundClassPBloombergUSAggregateBond13YearTotalReturnIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Account Value	$ 11,847	11,847	11,847	$ 11,847	$ 11,847	11,847	11,847	11,847	11,847	11,847	11,847	11,847	11,847	$ 11,847	$ 11,847	$ 11,847			11,657			11,659			11,325	11,218	11,167	10,873	10,794	10,833	10,671	10,576	10,738	10,806	11,084	11,146	11,136	11,131	11,139	11,114	11,096	11,000	10,806	10,745	10,669	10,513		10,387		10,266	10,231	10,202	10,223	10,244	10,209		10,177	10,135		10,174	10,170	10,102	10,004	10,040	10,011	10,000
Average Annual Return, Percent	1.61%			5.61%	1.50%										1.72%
GuggenheimLimitedDurationFundInstitutionalClassBloombergUSAggregateBond13YearTotalReturnIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Account Value	$ 2,370,180	2,370,180	2,370,180	$ 2,370,180	$ 2,370,180	2,370,180	$ 2,370,180	2,370,180	2,370,180	2,370,180	2,370,180	2,370,180	2,370,180	2,370,180	$ 2,370,180	$ 2,370,180			2,332,171			2,332,581			2,265,617	2,244,306	2,234,148	2,175,264	2,159,366	2,167,178	2,134,901	2,115,930	2,148,169	2,161,948	2,217,471	2,229,948	2,227,926	2,226,798	2,228,465	2,223,463	2,219,932	2,200,585	2,161,893	2,149,588	2,134,528	2,103,268		2,077,994		2,053,757	2,046,834	2,041,019	2,045,201	2,049,334	2,042,376		2,035,963	2,027,664		2,035,322	2,034,692	2,020,992	2,001,496	2,008,687	2,002,734		2,000,000
Average Annual Return, Percent	1.61%			5.61%	1.50%											1.71%
GuggenheimLimitedDurationFundClassR6BloombergUSAggregateBond13YearTotalReturnIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Account Value	$ 11,318	11,318	11,318	$ 11,318	$ 11,318	$ 11,318	$ 11,318	11,318	11,318	11,318	11,318	11,318	11,318	11,318	11,318	$ 11,318			11,137			11,139			10,819	10,717	10,669	10,387	10,311	10,349	10,195	10,104	10,258	10,324	10,589	10,648	10,639	10,633	10,641	10,617	10,601	10,508	10,323	10,265	10,193		10,000
Average Annual Return, Percent	1.61%			5.61%	1.50%	2.07%
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 12,045	12,045	12,045	$ 12,045	$ 12,045	$ 12,045	12,045	12,045	12,045	12,045	12,045	12,045	12,045	12,045	12,045	$ 12,045			11,922			11,784			11,624	11,471	11,324	11,171	11,025	10,897	10,780	10,689	10,639	10,628	10,624	10,623	10,622	10,622	10,619	10,616	10,612	10,609	10,549	10,500	10,442	10,375		10,313		10,256	10,205	10,160	10,124	10,095	10,068		10,048	10,038		10,029	10,020	10,012	10,005	10,002	10,001		10,000
Average Annual Return, Percent	2.22%			5.00%	2.57%											1.88%
GuggenheimMacroOpportunitiesFundClassCICEBofA3MonthUSTreasuryBillIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 12,045	12,045	12,045	$ 12,045	$ 12,045	12,045	12,045	12,045	12,045	12,045	12,045	12,045	12,045	$ 12,045	12,045	$ 12,045			11,922			11,784			11,624	11,471	11,324	11,171	11,025	10,897	10,780	10,689	10,639	10,628	10,624	10,623	10,622	10,622	10,619	10,616	10,612	10,609	10,549	10,500	10,442	10,375		10,313		10,256	10,205	10,160	10,124	10,095	10,068		10,048	10,038		10,029	10,020	10,012	10,005	10,002	10,001		10,000
Average Annual Return, Percent	2.22%			5.00%	2.57%											1.88%
GuggenheimMacroOpportunitiesFundClassPICEBofA3MonthUSTreasuryBillIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 12,045	12,045	12,045	$ 12,045	$ 12,045	12,045	12,045	12,045	12,045	12,045	12,045	12,045	12,045	$ 12,045	$ 12,045	$ 12,045			11,922			11,783			11,624	11,471	11,324	11,170	11,025	10,897	10,780	10,689	10,639	10,628	10,624	10,623	10,621	10,621	10,619	10,615	10,611	10,609	10,548	10,500	10,441	10,375		10,313		10,255	10,205	10,159	10,123	10,095	10,068		10,048	10,037		10,029	10,019	10,012	10,005	10,002	10,000	10,000
Average Annual Return, Percent	2.22%			5.00%	2.57%										1.88%
GuggenheimMacroOpportunitiesFundInstitutionalClassICEBofA3MonthUSTreasuryBillIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 2,409,057	2,409,057	2,409,057	$ 2,409,057	$ 2,409,057	2,409,057	$ 2,409,057	2,409,057	2,409,057	2,409,057	2,409,057	2,409,057	2,409,057	2,409,057	$ 2,409,057	$ 2,409,057			2,384,487			2,356,721			2,324,787	2,294,275	2,264,859	2,234,129	2,204,997	2,179,374	2,156,073	2,137,883	2,127,893	2,125,666	2,124,833	2,124,627	2,124,320	2,124,323	2,123,789	2,123,146	2,122,310	2,121,838	2,109,716	2,100,045	2,088,304	2,075,046		2,062,678		2,051,125	2,041,094	2,031,904	2,024,724	2,018,994	2,013,664		2,009,607	2,007,540		2,005,835	2,003,909	2,002,459	2,000,995	2,000,362	2,000,107		2,000,000
Average Annual Return, Percent	2.22%			5.00%	2.57%											1.88%
GuggenheimMacroOpportunitiesFundClassR6ICEBofA3MonthUSTreasuryBillIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,625	11,625	11,625	$ 11,625	$ 11,625	$ 11,625	$ 11,625	11,625	11,625	11,625	11,625	11,625	11,625	11,625	11,625	$ 11,625			11,507			11,373			11,219	11,071	10,929	10,781	10,640	10,517	10,404	10,317	10,268	10,258	10,254	10,253	10,251	10,251	10,249	10,245	10,241	10,239	10,181	10,134	10,077		$ 10,000
Average Annual Return, Percent	2.22%			5.00%	2.57%	2.52%
Bloomberg Municipal Long Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Municipal Long Bond Index
Account Value	$ 12,562	12,562	12,562	$ 12,562	$ 12,562	$ 12,562	12,562	12,562	12,562	12,562	12,562	12,562	12,562	12,562	12,562	$ 12,562			12,749			12,963			12,582	12,479	12,572	11,265	12,068	11,988	11,497	10,930	11,622	12,441	13,619	13,407	13,508	13,138	13,200	12,813	12,635	12,276	12,423	12,356	12,039	11,701		11,267		11,102	11,155	11,053	11,229	10,984	10,850		10,560	10,379		10,919	10,993	10,519	10,289	10,044	9,841		10,000
Average Annual Return, Percent	(3.09%)			0.67%	0.46%											2.31%
GuggenheimMunicipalIncomeFundClassCBloombergMunicipalLongBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Municipal Long Bond Index
Account Value	$ 12,562	12,562	12,562	$ 12,562	$ 12,562	12,562	12,562	12,562	12,562	12,562	12,562	12,562	12,562	$ 12,562	12,562	$ 12,562			12,749			12,963			12,582	12,479	12,572	11,265	12,068	11,988	11,497	10,930	11,622	12,441	13,619	13,407	13,508	13,138	13,200	12,813	12,635	12,276	12,423	12,356	12,039	11,701		11,267		11,102	11,155	11,053	11,229	10,984	10,850		10,560	10,379		10,919	10,993	10,519	10,289	10,044	9,841		10,000
Average Annual Return, Percent	(3.09%)			0.67%	0.46%											2.31%
GuggenheimMunicipalIncomeFundClassPBloombergMunicipalLongBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Long Bond Index
Account Value	$ 12,700	12,700	12,700	$ 12,700	$ 12,700	12,700	12,700	12,700	12,700	12,700	12,700	12,700	12,700	$ 12,700	$ 12,700	$ 12,700			12,888			13,105			12,720	12,615	12,710	11,388	12,200	12,119	11,623	11,049	11,749	12,577	13,768	13,554	13,656	13,281	13,344	12,954	12,773	12,410	12,559	12,492	12,171	11,829		11,391		11,223	11,277	11,174	11,352	11,104	10,969		10,675	10,492		11,039	11,113	10,634	10,401	10,154	9,948	$ 10,000
Average Annual Return, Percent	(3.09%)			0.67%	0.46%										2.44%
GuggenheimMunicipalIncomeFundInstitutionalClassBloombergMunicipalLongBondIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Municipal Long Bond Index
Account Value	$ 2,512,425	2,512,425	2,512,425	$ 2,512,425	$ 2,512,425	2,512,425	2,512,425	2,512,425	$ 2,512,425	2,512,425	2,512,425	2,512,425	2,512,425	2,512,425	$ 2,512,425	$ 2,512,425			2,549,732			2,592,620			2,516,461	2,495,696	2,514,471	2,252,907	2,413,569	2,397,556	2,299,473	2,185,949	2,324,301	2,488,183	2,723,717	2,681,445	2,701,536	2,627,523	2,639,959	2,562,654	2,526,936	2,455,098	2,484,677	2,471,283	2,407,802	2,340,272		2,253,465		2,220,322	2,230,969	2,210,691	2,245,795	2,196,782	2,170,007		2,111,950	2,075,730		2,183,831	2,198,556	2,103,764	2,057,714	2,008,758	1,968,117		2,000,000
Average Annual Return, Percent	(3.09%)			0.67%	0.46%											2.31%
Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value	$ 11,700	11,700	11,700	$ 11,700	$ 11,700	11,700	11,700	$ 11,700	$ 11,700	11,700	11,700	11,700	11,700	11,700	11,700	$ 11,700			11,579			11,443			11,289	11,140	10,994	10,844	10,701	10,571	10,457	10,365	10,316	10,304	10,300	10,299	10,298	10,298	10,296	10,294	10,291	10,288	10,240	10,196	10,141	10,079		10,019	$ 10,000
Average Annual Return, Percent	2.24%			5.03%	2.60%			2.51%
GuggenheimUltraShortDurationFundInstitutionalClassBloomberg13MonthUSTreasuryBillIndexMember
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value	$ 2,404,279	$ 2,404,279	$ 2,404,279	$ 2,404,279	$ 2,404,279	$ 2,404,279	$ 2,404,279	$ 2,404,279	$ 2,404,279	$ 2,404,279	$ 2,404,279	$ 2,404,279	$ 2,404,279	$ 2,404,279	$ 2,404,279	$ 2,404,279			$ 2,379,511			$ 2,351,517			$ 2,319,880	$ 2,289,180	$ 2,259,313	$ 2,228,531	$ 2,198,976	$ 2,172,374	$ 2,148,909	$ 2,130,011	$ 2,120,007	$ 2,117,399	$ 2,116,723	$ 2,116,472	$ 2,116,224	$ 2,116,221	$ 2,115,852	$ 2,115,347	$ 2,114,706	$ 2,114,285	$ 2,104,413	$ 2,095,238	$ 2,083,987	$ 2,071,182		$ 2,058,951		$ 2,047,569	$ 2,037,722	$ 2,028,793	$ 2,022,077	$ 2,016,846	$ 2,011,729		$ 2,007,793	$ 2,005,694		$ 2,004,316	$ 2,002,816	$ 2,001,785	$ 2,000,490	$ 2,000,205	$ 2,000,066		$ 2,000,000
Average Annual Return, Percent	2.24%			5.03%	2.60%											1.86%